Leases - Summary of Movements in Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Balance at beginning of period	$ 14,268	$ 11,292
Changes In Right-Of-Use Assets [Abstract]
Additions	3,814	5,388
Depreciation charge	(3,646)	(2,500)
Currency translation effects	1,199	88
Balance at end of period	$ 15,635	$ 14,268